Concentrations and credit risk (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Uninsured cash in banks	$ 6,740	$ 10,060
Revenue generate by customer	30.00%	23.00%	27.00%
Net trade receivables	72.00%	77.00%